Note 18 - Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Earnings Per Share [Text Block]
18. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the years ended December 31, 2021, 2022 and 2023, amounted to $31,068.

	For the year ended December 31,
	2021	2022	2023
	Basic EPS	Basic EPS	Basic EPS
Net income	$435,121	$554,692	$381,019
Less: Net loss attributable to non-controlling interest in subsidiaries	-	263	4,730
Net income attributable to Costamare Inc.	435,121	554,955	385,749
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,068)	(31,068)
Net income available to common stockholders	$404,053	$523,887	$354,681
Weighted average number of common shares, basic and diluted	123,070,730	122,964,358	120,299,172
Earnings per common share, basic and diluted	$3.28	$4.26	$2.95